Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
EQUITY

10. EQUITY

Common Stock

As of December 31, 2022, the Company authorized 40,000,000 shares of common stocks, and had 26,484,055 shares issued and outstanding.

On December 23, 2022, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain accredited investors named in the Purchase Agreement (collectively, the “Purchasers”), pursuant to which the Company agreed to sell up to an aggregate of 5,280,000 shares of the Company’s common stock, $0.001 par value per share (the “Common Stock”) at a purchase price of $1.30 per share, or $6.9 million (the “Private Placement”).

On January 20, 2023, the Company completed an initial sale of 4,314,615 shares of Common Stock pursuant to the Private Placement to certain Purchasers for an aggregate purchase price of $5.6 million, or $1.30 per share.

On February 15, 2023, the Company completed the final sale of 765,384 shares of Common Stock pursuant to the Private Placement to a Purchaser for an aggregate purchase price of $1.0 million, or $1.30 per share, for combined total issuance of 5,079,999 shares of Common Stock for gross proceeds of approximately $6.6 million to the Company under the Private Placement, before deducting estimated offering expenses payable by the Company.

On June 5, 2023, the Company issued 160,577 Common Stock to a third-party provider which provided network security services to the Company. The service fee was agreed at $237,500.

On May 22, 2024, the board of the directors approved an increase of authorized capital stocks from 40,000,000 shares to 77,000,000 shares, consisting of (i) 75,000,000 shares of common stock, par value $0.001 per share (the “Common Stock”), and (ii) 2,000,000 shares of preferred stock, par value $0.001 per share.

On December 1, 2023, we entered into a Consulting Agreement with Honor Related LLC, a British Virgin Islands corporation (“Honor”), pursuant to which the Company has agreed to issue 30,000 restricted shares of the Company’s common stock, $0.001 par value per share, on December 31, 2023, March 31, 2024, June 30, 2024, and December 31, 2024. As of December 31, 2024, the Company has issued 120,000 restricted shares to Honor.

On January 12, 2024, the Company entered into a Unit Subscription Agreement (the “Agreement”) with certain investors, pursuant to which the investors agreed to purchase an aggregate of 2,490,000 units (the “Units”) for an aggregate purchase price of $3,735,000, or $1.50 per unit. Each Unit consists of one (1) share of common stock of the Company, $0.001 par value, and one (1) warrant (the “Warrant”), with each Warrant entitling the holder to purchase one share of common stock at an exercise price of $1.50 per share at any time for a period of up to five (5) years starting six (6) months from the issuance date at which time the Warrant will expire. The private placements closed on January 17, 2024. In connection with the private placement, the Company also entered into a Finder’s Agreement and issued to the Finder 124,000 shares of common stock, a fee equal to 5% of the payment received by the Company for all Units purchased by investors introduced by the Finder. The Company recorded the issuance of common stock at par value with the corresponding amount charged to additional paid-in capital.

On January 7, 2024, the Company closed acquisition of FunVerse at share consideration of 1,500,000 ordinary shares. The fair value was referred to the closing price of $1.51 per share prevailing on January 7, 2024. On August 15, 2024, the Company closed acquisition of remaining 40% equity interest in FunVerse at share consideration of 1,500,000 ordinary shares.

On May 9, 2024 the Company entered into various Subscription Agreements (the “Agreements”) with certain investors (collectively, the “Subscribers”), pursuant to which the Subscribers agreed, subject to certain terms and conditions of the Agreement, to purchase an aggregate of 1,681,817 shares of common stock, par value $0.001 (the “Shares”) for an aggregate purchase price of $3,700,000, or $2.20 per Share (the “Offering Purchase Price”) (the transactions contemplated under the Agreements, the “Offering”). In connection with the Offering, on May 9, 2024 (the “Effective Date”), the Company entered into a Finders Agreement with Web3 Capital Limited, a company formed under the laws of Cayman Islands (“Finder”). Under the Finders Agreement, the Finder was engaged on a non-exclusive basis to introduce potential subscribers that are non-U.S. Person (as defined in Regulation S) to the Offering. The Company has agreed to a fee, to be paid in common stock, equal to 5% of the shares subscribed by the investors introduced by the Finder. Upon the closing of the Offering, the Company issued 84,091 shares of its common stock to the Finder under the Finders Agreement.

On August 5, 2024, the Company closed a private placement with two accredited investors relating to the issuance and sale of (i) 340,909 shares of the Company’s common stock at a purchase price of $2.20 per share; (ii) pre-funded warrants to purchase 340,909 shares at an exercise price of $0.001 per pre-funded warrant; (iii) Series A common stock warrants to purchase an aggregate of 681,818 shares of Common Stock at an exercise price of $2.20 per share; and (iv) Series B common stock warrants to purchase an aggregate of 681,818 shares of Common Stock at an exercise price of $2.20 per share. The Pre-Funded Warrants were exercised immediately upon issuance and expire when exercised in full at an exercise price of $0.001 per share. The Series A common stock warrants will expire twenty-four months following the issuance date and the Series B common stock warrants will expire five and one-half years following the issuance date. The aggregate gross proceeds to the Company from the private placement were approximately $1.5 million, before deducting placement agent commissions and estimated offering expenses.

On September 10, 2024, the two investors exercised the Pre-Funded Warrants and the Company issued 340,909 shares. The Series A and Series B common stock warrants are exercisable immediately.

As of the date of the report, 732,700 restricted stock units have been granted to the Company’s management and staff under the Amended and Restated 2021 Equity Incentive Plan, all of which have vested. For the year ended December 31, 2024, the Company recognized share-based compensation expenses of $1,355,800.

For the year ended December 31, 2024, the Company issued an aggregated 57,077 shares of common stocks to two service providers, and recognized services expenses of $120,000 in the account of general and administrative expenses.

On October 8, 2024, the Company, MPU DE, and MPU Merger Sub, Inc., effected the Redomicile Merger. As a result, MPU Merger Sub merged with and into MPU DE, with MPU DE surviving as a wholly-owned subsidiary of MPU Cayman, pursuant to the Third Amended and Restated Agreement and Plan of Merger, dated May 31, 2024 (the “Merger Agreement”), which Merger Agreement was approved by MPU DE stockholders on September 25, 2024. Pursuant to the Redomicile Merger (as defined below) and as approved by the NYSE American, MPU Cayman’s Class A Shares are now listed on the NYSE American under the symbol “MPU.” As a result of the Redomicile Merger, each issued and outstanding share of MPU DE’s common stock acquired prior to October 8, 2024 has been exchanged for one MPU Cayman Class A Share.

MPU Cayman is authorized to issue shares totaling US$120,000, divided into (i) 100,000,000 Class A Shares of par value US$0.001 each, (ii) 10,000,000 Class B Shares of par value US$0.001 each and (iii) 10,000,000 Preferred Shares of par value US$0.001 each. The board of directors of MPU Cayman is authorized to issue these shares in different classes and series and, with respect to each class or series, to determine the designations, powers, preferences, privileges and other rights, including dividend rights, conversion rights, terms of redemption and liquidation preferences, any or all of which may be greater than the powers and rights associated with the Ordinary Shares, at such times and on such other terms as they think proper.

Upon the completion of the Redomicile Merger, MPU Cayman has issued approximately 40,470,084 Class A Shares in the Redomicile Merger and the one Class A Share issued and outstanding prior to the Redomicile Merger has been cancelled. There are no Class B Share or Preferred Shares outstanding.

The Company believed that it was appropriate to reflect the above transactions on a retroactive basis pursuant to ASC 260, Earnings Per Share. The Company has retroactively adjusted all share and per share data for all periods presented.

On December 10, 2024, the Company entered into a share repurchase agreement (“Repurchase Agreement”) and a share subscription agreement (“Subscription Agreement”) with Mr. Yucheng Hu, the Company’s Chairman and Chief Executive Officer, pursuant to which the Company effected a reclassification (“Reclassification”) through an issuance of 5,933,700 Class B ordinary shares, par value $0.001 (“Class B Shares”) to Mr. Hu at par value concurrent with the repurchase of 5,933,700 Class A ordinary shares, par value $0.001 (“Class A Shares”) held by Mr. Hu at par value in accordance with the Companies Act (As Revised) of the Cayman Islands and the applicable memorandum and articles of association. The repurchased Class A Shares shall be cancelled and available for future issuance, without affecting the Company’s authorized share capital. The closing of the Repurchase occurred on December 10, 2024.

As of December 31, 2024, the Company has been authorized to issue 100,000,000 shares of Class A Ordinary Shares and10,000,000 Class B Ordinary Shares. As of December 31, 2024, the Company had 34,536,384 shares of Class A Ordinary Shares and 5,933,700 shares of Class B Ordinary Shares issued and outstanding.

Warrants

In connection with the private placement closed on January 17, 2024, the Company issued 2,490,000 warrants to certain investors. Each warrant entitling the holder to purchase one share of common stock at an exercise price of $1.50 per share at any time for a period of up to five (5) years starting six (6) months from the issuance date at which time the warrants will expire. No fractional shares of warrants will be issued in connection with any exercise. The number of warrants and the price of warrant may be subject to adjustment in the event of (i) recapitalization, reorganization, reclassification, consolidation, merger or sale, or (ii) stock dividends, subdivisions and combinations, As the warrants meet the criteria for equity classification under ASC 480 and ASC 815, therefore, the warrants are classified as equity. On January 17, 2024, the relative fair value of the warrants was $1,867,400, calculated using the Black-Scholes pricing model   with the following assumptions:

As of January 17, 2024
Risk-free rate of return	4.02%
Estimated volatility rate	99.86%
Dividend yield	0%
Spot price of underling ordinary share	$2.8
Exercise price	$1.5
Relative fair value of warrant	$1,867,400

In connection with the private placement closed on August 5, 2024, the Company issued (i) Series A common stock warrants to purchase an aggregate of 681,818 shares of Common Stock at an exercise price of $2.20 per share; and (iv) Series B common stock warrants to purchase an aggregate of 681,818 shares of Common Stock at an exercise price of $2.20 per share. The Series A common stock warrants will expire twenty-four months following the issuance date and the Series B common stock warrants will expire five and one-half years following the issuance date. No fractional shares of warrants will be issued in connection with any exercise. The number of both series of warrants and the price of warrants may be subject to adjustment in the event of (i) recapitalization, reorganization, reclassification, consolidation, merger or sale, or (ii) stock dividends, subdivisions and combinations. As both series of warrants meet the criteria for equity classification under ASC 480 and ASC 815, therefore, the warrants are classified as equity. On August 5, 2024, the relative fair value of the Series A common stock warrants and Series B common stock warrants were $26,720 and $88,766, respectively, calculated using the Black-Scholes pricing model with the following assumptions:

	August 5, 2024
	Series A Warrants	Series B Warrants
Risk-free rate of return	$3.89%	$3.62%
Estimated volatility rate	136.12%	166.01%
Dividend yield	0%	0%
Spot price of underling ordinary share	$2.07	$2.07
Exercise price	$2.20	$2.20

In addition, the Company also issued pre-funded warrants to purchase 340,909 shares at an exercise price of $0.001 per pre-funded warrant. The investors exercised the pre-funded warrants in September 2024 and the Company issued 340,909 shares of common stocks.